Accrued and Other Liabilities - Changes in Standard Warranty Reserve (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Movement in Standard Product Warranty Accrual [Roll Forward]
Balance at beginning of year	€ 59.8	€ 59.7
Additions for the year	118.5	61.9
Utilization of the reserve	(50.0)	(59.8)
Effect of exchange rates	0.1	(2.0)
Balance at end of year	€ 128.4	€ 59.8